As filed with the Securities and Exchange Commission on July 28, 2017

1933 Act Registration No. 333-146827
1940 Act Registration No. 811-22135

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N‑1A
Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 49	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 50	[X]

Academy Funds Trust
(Exact name of registrant as specified in charter)

120 North Hale Street
Wheaton, Illinois 60187
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675
Corporation Service Company
251 Little Falls Drive
Wilmington, DE 19808
(Name and Address of Agent for Service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on August 27, 2017 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 49

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 45, as it relates to Innovator Shield S&P 500 ETF; CBOE Annual PTP Strategy, (MONTH) Series, a series of the Registrant, until August 27, 2017. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 45 under the Securities Act of 1933 as it relates to Innovator Shield S&P 500 ETF; CBOE Annual PTP Strategy, (MONTH) Series (formerly Innovator Enhanced S&P 500 ETF; 3 Up to a Cap, 1 Down, CBOE Annual PTP Strategy (MONTH) Series), a series of the Registrant, filed on May 15, 2017, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 28th day of July, 2017.

Academy Funds Trust

By: /s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	July 28, 2017
H. Bruce Bond

/s/ John W. Southard	Treasurer	July 28, 2017
John W. Southard

/s/ Oliver St. Clair Franklin	Chairman and Trustee	July 28, 2017
Oliver St. Clair Franklin

/s/ Russell R. Wagner	Trustee	July 28, 2017
Russell R. Wagner